Inventory, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Inventory, Net [Abstract]
INVENTORY, NET

NOTE 4. INVENTORY, NET

Inventory consists of the following:

	March 31, 2026	December 31, 2025
Finished goods	$38,752	$337,971
Raw materials	—	—
Total inventory, net	$38,752	$337,971

As of March 31, 2026, finished goods inventory is stated net of net realizable value adjustments of $6,384. There were no raw materials inventory as of March 31, 2026 and December 31, 2025.

NOTE 4. INVENTORY, NET

Inventory consists of the following:

	December 31, 2025	December 31, 2024
Finished goods	$337,971	$—
Raw materials	—	—
Total inventory, net	$337,971	$—

As of December 31, 2025, finished goods inventory is stated net of net realizable value adjustments of $49,277. There was no raw materials inventory as of December 31, 2025.